Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-current Assets
Rental and industry customer deposits	¥ 106,944	$ 14,748	¥ 100,443
Prepayments	33,237	4,584	33,802
Long-term investments	6,055	835	6,055
Total other non-current assets	146,236	$ 20,167	140,300
Financing receivable, evaluated recorded allowance	¥ 0		¥ 0